Financial Statements - Balance sheets - EUR (€)		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets
BBVA Cash Balance Available To The Date		€ 65,520,000,000	€ 44,303,000,000	€ 58,196,000,000
Total financial assets held for trading		108,257,000,000	101,735,000,000	89,103,000,000
Derivative financial assets held for trading	[1]	40,183,000,000	32,232,000,000	29,523,000,000
Equity Instruments Held For Trading		11,458,000,000	8,892,000,000	5,254,000,000
Debt Instruments Held For Trading		23,970,000,000	26,309,000,000	25,577,000,000
Loans and Advances to Central Banks Held for Trading		53,000,000	535,000,000	2,163,000,000
Loans And Advances To Banks Held For Trading		20,499,000,000	21,286,000,000	14,566,000,000
Loans And Advances To Customers Held For Trading		12,095,000,000	12,482,000,000	12,021,000,000
Total Non Trading Financial Assets Mandatorily Measured At Fair Value Through Profit or Loss		5,198,000,000	5,557,000,000	5,135,000,000
Equity Instruments Mandatorily Measured At Fair Value		4,133,000,000	4,327,000,000	3,095,000,000
Debt Securities At Fair Vale Mandatorily Measured At Fair Value		356,000,000	110,000,000	237,000,000
Loans And Advances To Customers Mandatorily Measured At Fair Value		709,000,000	1,120,000,000	1,803,000,000
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS		1,117,000,000	1,214,000,000	1,313,000,000
Debt Securities, at fair value		1,117,000,000	1,214,000,000	1,313,000,000
Financial Assets At Fair Value Through Other Comprehensive Income		69,440,000,000	61,183,000,000	56,337,000,000
Subtotal Equity instruments At Fair Value Through Other Comprehensive Income		1,100,000,000	2,420,000,000	2,595,000,000
Subtotal Debt Instruments At Fair Value Through Other Comprehensive Income		68,308,000,000	58,731,000,000	53,709,000,000
Loans and advances Financial Assets At Fair Value Through Other Comprehensive Income		33,000,000	33,000,000	33,000,000
FINANCIAL ASSETS AT AMORTIZED COST		367,668,000,000	439,162,000,000	419,660,000,000
Debt Securities Financial Assets at Amortized Cost		35,737,000,000	38,877,000,000	32,530,000,000
Loans and advances to central banks		6,209,000,000	4,275,000,000	3,941,000,000
Loans and advances to banks		14,575,000,000	13,649,000,000	9,163,000,000
Loans and Advances to customers	[2]	311,147,000,000	382,360,000,000	374,027,000,000
HEDGING DERIVATIVES, ASSETS		1,991,000,000	1,729,000,000	2,892,000,000
FAIR VALUE CHANGES OF THE HEDGED ITEMS IN PORTFOLIO HEDGES OF INTEREST RATE RISK, ASSETS		51,000,000	28,000,000	(21,000,000)
INVESTMENTS IN SUBSIDIARIES JOINT VENTURES AND ASSOCIATES		1,437,000,000	1,488,000,000	1,578,000,000
Joint ventures		149,000,000	154,000,000	173,000,000
Associates		1,288,000,000	1,334,000,000	1,405,000,000
INSURANCE OR REINSURANCE ASSETS		306,000,000	341,000,000	366,000,000
TANGIBLE ASSETS		7,823,000,000	10,068,000,000	7,229,000,000
Total Property, plant and equipment		7,601,000,000	9,816,000,000	7,066,000,000
For own use (PPE)		7,311,000,000	9,554,000,000	6,756,000,000
Assets leased out under an operating lease		290,000,000	263,000,000	310,000,000
Investment Property		222,000,000	252,000,000	163,000,000
INTANGIBLE ASSETS		2,345,000,000	6,966,000,000	8,314,000,000
Goodwill		910,000,000	4,955,000,000	6,180,000,000
Other intangible assets		1,435,000,000	2,010,000,000	2,134,000,000
TAX ASSETS		16,526,000,000	17,083,000,000	18,100,000,000
Current tax assets		1,199,000,000	1,765,000,000	2,784,000,000
Deferred tax assets		15,327,000,000	15,318,000,000	15,316,000,000
OTHER ASSETS		2,513,000,000	3,800,000,000	5,472,000,000
Insurance contracts linked to pensions		0	0	0
Inventories		572,000,000	581,000,000	635,000,000
Rest other assets		1,941,000,000	3,220,000,000	4,837,000,000
Non Current Assets Or Disposal Groups Clasified As Held For Sale	[3]	85,987,000,000	3,079,000,000	2,001,000,000
TOTAL ASSETS		736,176,000,000	697,737,000,000	675,675,000,000
LIABILITIES AND EQUITY
FINANCIAL LIABILITIES HELD FOR TRADING		86,488,000,000	88,680,000,000	79,761,000,000
Derivative financial liabilities, held for trading	[1]	41,680,000,000	34,066,000,000	30,801,000,000
Short positions, held for trading		12,312,000,000	12,249,000,000	11,025,000,000
Deposits from central banks, held for trading		6,277,000,000	7,635,000,000	10,511,000,000
Deposits from credit institutions, held for trading		16,558,000,000	24,969,000,000	15,687,000,000
Customer deposits, held for trading		9,660,000,000	9,761,000,000	11,736,000,000
Debt certificates, held for trading		0	0	0
Other Financial liabilities held for trading		0	0	0
TOTAL Financial Liabilities At Fair Value Through Profit or Loss		10,050,000,000	10,010,000,000	6,993,000,000
Deposits from central banks, at fair value		0	0	0
Deposits from credit institutions, at fair value		0	0	0
Customer deposits, at fair value		902,000,000	944,000,000	976,000,000
Debt certificates, at fair value		4,531,000,000	4,656,000,000	2,858,000,000
Other financial liabilities, at fair value		4,617,000,000	4,410,000,000	3,159,000,000
FINANCIAL LIABILITIES AT AMORTIZED COST		490,606,000,000	516,641,000,000	509,185,000,000
Deposits from cental banks		45,177,000,000	25,950,000,000	27,281,000,000
Deposits from credit institutions		27,629,000,000	28,751,000,000	31,978,000,000	[4]
Customer deposits	[5]	342,661,000,000	384,219,000,000	375,970,000,000
Debt certificates, at amortized cost		61,780,000,000	63,963,000,000	61,112,000,000
Other financial liabilities, at amortized cost		13,358,000,000	13,758,000,000	12,844,000,000
HEDGING DERIVATIVES, LIABILITIES		2,318,000,000	2,233,000,000	2,680,000,000
FAIR VALUE CHANGES OF THE HEDGED ITEMS IN PORTFOLIO HEDGES OF INTEREST RATE RISK, LIABILITIES		0	0	0
LIABILITIES UNDER INSURANCE CONTRACTS		9,951,000,000	10,606,000,000	9,834,000,000
PROVISIONS		6,141,000,000	6,538,000,000	6,772,000,000
Pensions and other post employment defined Benefit Obligations		4,272,000,000	4,631,000,000	4,787,000,000
Other long term employee benefits		49,000,000	61,000,000	62,000,000
Provisions for taxes and other legal contingencies		612,000,000	677,000,000	686,000,000
Provisions for contingent risks and commitments		728,000,000	711,000,000	636,000,000
Other Provisions	[6]	479,000,000	457,000,000	601,000,000
TAX LIABILITIES		2,355,000,000	2,808,000,000	3,276,000,000
Current tax liabilities		545,000,000	880,000,000	1,230,000,000
Deferred tax liabilities		1,809,000,000	1,928,000,000	2,046,000,000
OTHER LIABILITIES		2,802,000,000	3,742,000,000	4,301,000,000
LIABILITIES INCLUDED IN DISPOSAL GROUPS CLASSIFIED AS HELD FOR SALE		75,446,000,000	1,554,000,000	0
TOTAL LIABILITIES		686,156,000,000	642,812,000,000	622,801,000,000
Total shareholders' funds		58,904,000,000	58,950,000,000	57,333,000,000
Capital		3,267,000,000	3,267,000,000	3,267,000,000
Paid up capital		3,267,000,000	3,267,000,000	3,267,000,000
Unpaid capital which has been called up		0	0	0
Share Premium		23,992,000,000	23,992,000,000	23,992,000,000
Equity Instruments issued other than capital		0	0	0
Other Equity ( Capital base and management)		42,000,000	56,000,000	50,000,000
Retained Earnings		30,508,000,000	29,388,000,000	26,063,000,000
Revaluation reverse		0	0	3,000,000
Total Other Reserves		(164,000,000)	(119,000,000)	(37,000,000)
Reserves or accumulated losses of investments in subsidaries, joint ventures and associates		(164,000,000)	(119,000,000)	(37,000,000)
Other Reserves, other		0	0	0
Less Treasury Shares Shareholders Funds		(46,000,000)	(62,000,000)	(296,000,000)
Profits or losses attributables to owners of the parent		1,305,000,000	3,512,000,000	5,400,000,000
Less Interim dividends		0	(1,084,000,000)	(1,109,000,000)
Total accumulated other comprehensive income		(14,356,000,000)	(10,226,000,000)	(10,223,000,000)
Total Items that will not be reclassified to profit or loss balance		(2,815,000,000)	(1,875,000,000)	(1,284,000,000)
Actuarial gains or (-) losses on defined benefit pension plans		(1,474,000,000)	(1,498,000,000)	(1,245,000,000)
Non-current assets and disposal groups classified as held for sale (not reclassified)		(65,000,000)	3,000,000	0
Share of other recognized income and expense of investments in subsidiaries, joint ventures and associates		0	0	0
Other Comprehensive Income Net Of Tax Change At fair Value Of Equity Instruments Measured At Fair Value		(1,256,000,000)	(404,000,000)	(155,000,000)
Total Hedge ineffectiveness of fair value hedge for equity instruments measured at fair value through other comprehensive income		0	0	0
Fair value changes of equity instruments measured at fair value through other comprehensive income [hedged item]		0	0	0
Fair value changes of equity instruments measured at fair value through other comprehensive income hedging instrument		0	0	0
Fair value changes of financial liabilities at fair value through profit or loss attributable to changes in their credit risk		(21,000,000)	24,000,000	116,000,000
Total Items that may be reclassified to profit or loss		(11,541,000,000)	(8,351,000,000)	(8,939,000,000)
Hedge of net investments in foreign operations(effective portion)		(62,000,000)	(896,000,000)	(218,000,000)
Foreign currency translation balance		(14,185,000,000)	(9,147,000,000)	(9,630,000,000)
Hedging derivatives.Cash flow hedges(efffective portion)		10,000,000	(44,000,000)	(6,000,000)
Changes In The Fair Value Of Debt Instruments Measured At Fair Value With Changes In Other Comprehensive Income		2,069,000,000	1,760,000,000	943,000,000
Other Comprehensive Income Net Of Tax Of Hedging Instruments		0	0	0
Non-current assets and disposal groups classified as held for sale	[7]	644,000,000	(18,000,000)	1,000,000
Share of other recognized income and expense of investments in subsidiaries joint ventures and associates		(17,000,000)	(5,000,000)	(29,000,000)
MINORITY INTERESTS (NON-CONTROLLING INTEREST)		5,471,000,000	6,201,000,000	5,764,000,000
Valuation adjustments		(6,949,000,000)	(5,572,000,000)	(5,290,000,000)
Rest non-controlling interest		12,421,000,000	11,773,000,000	11,053,000,000
TOTAL EQUITY		50,020,000,000	54,925,000,000	52,874,000,000
Equity and liabilities		€ 736,176,000,000	€ 697,737,000,000	€ 675,675,000,000

[1]

(*) The variation in 2020 is mainly due to the evolution of exchange rate derivatives at BBVA, S.A. The information for 2019 and 2018 has been subject to certain modifications related to the operation of non-significant cross currency swaps in order to improve comparability with the figures for 2020.

[2]	(***) Amount in 2020 is mainly due to the stake in BBVA USA (see Note 21).
[3]	(*) 2018 figures correspo nd mainly to the agreement with Cerberus to transfer the "Real Estate" business in Spain (see Note 3).
[4]	(*) Subordinated deposits are included amounting €195 million.
[5]	(**) Amount in 2020 is mainly due to the stake in BBVA USA (see Note 21).
[6]	(*) Individually insignificant provisions or contingencies, for various concepts in different geographies.
[7]	(*) The variation for the year 2020 corresponds, mainly, to the BBVA USA sale agreement (see Notes 21).